Subsequent Events (Details) - Subsequent Events [Member] ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions	3 Months Ended
	Apr. 04, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 ILS (₪) ₪ / shares
Subsequent Events (Details) [Line Items]
Cash dividend		$ 10,000	₪ 35.3
Dividend per share | (per share)	$ 0.63		₪ 2.3
Total consideration	$ 12,500
Consideration paid	10,000
Consideration installments amount	$ 2,500